Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We recognize the importance of assessing, identifying, and managing material risks associated with cybersecurity threats, as such term is defined in Item 106(a) of Regulation S-K. These risks include, among other things, operational risks, intellectual property theft, fraud, extortion, harm to employees or customers and violation of data privacy or security laws.

As an early stage business, we have not experienced any cybersecurity incidents, and for the time being we do not believe that our business faces risks from cybersecurity threats that are reasonably likely to materially affect our business, results of operations or financial condition in the near term. We recognize that cybersecurity risks will increase significantly as our business evolves, and intend to address such risks through a comprehensive approach focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur. Management will undertake primary responsibility in this area in consultation with qualified IT vendors and consultants, and will regularly update our Board of Directors.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As an early stage business, we have not experienced any cybersecurity incidents, and for the time being we do not believe that our business faces risks from cybersecurity threats that are reasonably likely to materially affect our business, results of operations or financial condition in the near term.
Cybersecurity Risk Role of Management [Text Block]	As an early stage business, we have not experienced any cybersecurity incidents, and for the time being we do not believe that our business faces risks from cybersecurity threats that are reasonably likely to materially affect our business, results of operations or financial condition in the near term. We recognize that cybersecurity risks will increase significantly as our business evolves, and intend to address such risks through a comprehensive approach focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur. Management will undertake primary responsibility in this area in consultation with qualified IT vendors and consultants, and will regularly update our Board of Directors.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management will undertake primary responsibility in this area in consultation with qualified IT vendors and consultants, and will regularly update our Board of Directors.